Condensed Consolidated Statements of Operations (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.00	$ 0.25
Operating revenues:
Rental revenues	$ 110,387,000	$ 95,206,000
Other property revenues	9,503,000	8,654,000
Total property revenues	119,890,000	103,860,000
Management fee income	178,000	269,000
Total operating revenues	120,068,000	104,129,000
Property operating expenses:
Personnel	13,098,000	12,397,000
Building repairs and maintenance	2,992,000	3,323,000
Real estate taxes and insurance	14,653,000	12,348,000
Utilities	6,111,000	5,435,000
Landscaping	2,718,000	2,516,000
Other operating	7,900,000	7,403,000
Depreciation and amortization	30,350,000	26,755,000
Total property operating expenses	77,822,000	70,177,000
Acquisition (credit) expenses	10,000	20,000
Property management expenses	4,778,000	4,924,000
General and administrative expenses	2,890,000	3,029,000
Income from continuing operations before non-operating items	34,568,000	25,979,000
Interest and other non-property income	18,000	114,000
Interest expense	(14,112,000)	(12,792,000)
Gain on debt extinguishment	(61,000)	20,000
Amortization of deferred financing costs	(765,000)	(656,000)
Net casualty loss and other settlement proceeds	16,000	(9,000)
Income from continuing operations before loss from real estate joint ventures	19,664,000	12,656,000
Loss from real estate joint ventures	54,000	(31,000)
Income from continuing operations	19,718,000	12,625,000
Discontinued operations:
(Loss) income from discontinued operations before gain on sale	0	484,000
Net casualty loss on insurance and other settlement proceeds on discontinued operations	0	(54,000)
Gain on sale of discontinued operations	0	9,429,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	19,718,000	22,484,000
Net income attributable to noncontrolling interests	159,000	148,000
Net income attributable to MAA	19,559,000	22,336,000
Net income available for common shareholders	19,559,000	22,336,000
Earnings per common share - basic:
Earnings Per Share, Basic	$ 0.47	$ 0.57
Earnings per share - diluted:
Discontinued property operations	$ 0.00	$ 0.25
Dividends declared per common share	$ 0.6950	$ 0.6600
Income from continuing operations available for common unitholders	$ 0.47	$ 0.32
Disposal Groups, Including Discontinued Operations, Name [Member]
Operating revenues:
Rental revenues	0	3,565,000
Other property revenues	0	417,000
Total operating revenues	0	3,982,000
Property operating expenses:
Total property operating expenses	0	2,179,000
Interest expense	0	(259,000)
Discontinued operations:
(Loss) income from discontinued operations before gain on sale	0	484,000
Net casualty loss on insurance and other settlement proceeds on discontinued operations	0	(54,000)
Gain on sale of discontinued operations	$ 0	$ 9,429,000